Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2020	Mar. 31, 2019
Statement of Financial Position [Abstract]
Common unit, authorized	100	100
Common unit, issued	100	100
Common units, outstanding (in units)	100	100
Par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, authorized (in shares)	600,000,000	600,000,000
Common shares, issued (in shares)	280,853,040	280,853,040
Common shares, outstanding (in shares)	280,853,040	280,853,040